UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05379

Name of Fund: Royce Focus Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2006

Date of reporting period: 9/30/2006

Item 1 – Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE FOCUS TRUST
SEPTEMBER 30, 2006 (UNAUDITED)

COMMON STOCKS - 80.4%
	SHARES	VALUE
Consumer Products - 6.1%
Apparel and Shoes - 1.5%
Timberland Company Cl. A a	75,000	$2,157,750

Sports and Recreation - 4.6%
Thor Industries	90,000	3,705,300
Winnebago Industries	100,000	3,138,000

		6,843,300

Total		9,001,050

Consumer Services - 5.7%
Direct Marketing - 2.3%
Nu Skin Enterprises Cl. A	200,000	3,504,000

Retail Stores - 1.3%
Buckle (The)	50,100	1,900,794

Other Consumer Services - 2.1%
Corinthian Colleges a	120,000	1,297,200
Universal Technical Institute a	100,100	1,790,789

		3,087,989

Total		8,492,783

Financial Intermediaries - 4.2%
Banking - 1.2%
Endeavour Mining Capital	300,000	1,744,576

Securities Brokers - 3.0%
Knight Capital Group Cl. A a	250,000	4,550,000

Total		6,294,576

Financial Services - 2.5%
Information and Processing - 2.5%
eFunds Corporation a	150,000	3,627,000

Total		3,627,000

Health - 6.0%
Drugs and Biotech - 4.7%
Endo Pharmaceuticals Holdings a	100,000	3,255,000
Lexicon Genetics a,b	499,400	1,882,738
ViroPharma a	150,000	1,825,500

		6,963,238

Medical Products and Devices - 1.3%
Caliper Life Sciences a	200,000	976,000
Possis Medical a,b	100,000	985,000

		1,961,000

Total		8,924,238

Industrial Products - 23.5%
Building Systems and Components - 2.8%
Simpson Manufacturing	150,000	4,054,500

Construction Materials - 3.1%
Florida Rock Industries	120,000	4,645,200

Machinery - 4.8%
Lincoln Electric Holdings	70,000	3,811,500
Woodward Governor Company	100,000	3,354,000

		7,165,500

Metal Fabrication and Distribution - 12.8%
Harris Steel Group	150,000	3,864,907
IPSCO	60,000	5,200,200
Metal Management	125,000	3,480,000
Reliance Steel & Aluminum	100,000	3,214,000
Schnitzer Steel Industries Cl. A	100,000	3,154,000

		18,913,107

Total		34,778,307

Industrial Services - 3.1%
Commercial Services - 0.8%
BB Holdings a	400,000	1,172,092

Transportation and Logistics - 2.3%
Arkansas Best	80,000	3,442,400

Total		4,614,492

Natural Resources - 19.3%
Energy Services - 9.1%
Ensign Energy Services	170,000	2,821,293
Input/Output a	200,000	1,986,000
Pason Systems	200,000	2,823,529
Tesco Corporation a	200,000	3,098,000
Trican Well Service b	160,000	2,695,415

		13,424,237

Oil and Gas - 1.2%
Unit Corporation a	40,000	1,838,800

Precious Metals and Mining - 9.0%
Gammon Lake Resources a	180,000	2,057,400
Ivanhoe Mines a,b	400,000	2,504,000
Meridian Gold a,b	100,000	2,486,000
Pan American Silver a	140,000	2,735,600
Silver Standard Resources a,b	160,000	3,532,800

		13,315,800

Total		28,578,837

Technology - 10.0%
Internet Software and Services - 1.4%
RealNetworks a,b	200,000	2,122,000

IT Services - 0.8%
Syntel	50,000	1,132,500

Semiconductors and Equipment - 1.1%
Cirrus Logic a	224,900	1,639,521

Software - 2.7%
ManTech International Cl. A a	90,000	2,970,900
PLATO Learning a	160,000	1,019,200

		3,990,100

Telecommunications - 4.0%
ADTRAN	75,000	1,788,000
Foundry Networks a	320,000	4,208,000

		5,996,000

Total		14,880,121

TOTAL COMMON STOCKS
(Cost $85,095,927)		119,191,404

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 4.0%
Athena Neurosciences Finance 7.25% Senior Note due 2/21/08	$6,000,000	5,977,500

TOTAL CORPORATE BONDS
(Cost $5,681,275)		5,977,500

GOVERNMENT BONDS - 8.0%
(Principal Amount shown in local currency.)
Canadian Government Bond 3.00% due 6/1/07	6,150,000	5,463,060
New Zealand Government Bond 6.00% due 7/15/08	10,000,000	6,457,666

TOTAL GOVERNMENT BONDS
(Cost $11,359,081)		11,920,726

U.S. TREASURY OBLIGATIONS - 7.1%
U.S. Treasury Notes
Treasury Inflation Index Protection Security 2.00% due 7/15/14	10,000,000	10,578,766

TOTAL U.S TREASURY OBLIGATIONS
(Cost $11,066,683)		10,578,766

REPURCHASE AGREEMENT - 17.9%
State Street Bank & Trust Company, 5.10% dated 9/29/06, due 10/2/06, maturity value $26,495,256 (collateralized by obligations of various U.S. Government Agencies, valued at $27,148,225) (Cost $26,484,000)		26,484,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 1.6%
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-5.24%) (Cost $2,334,838)		2,334,838

TOTAL INVESTMENTS - 119.0%
(Cost $142,021,804)		176,487,234

LIABILITIES LESS CASH AND OTHER ASSETS - (2.1)%		(3,199,148)

PREFERRED STOCK - (16.9)%		(25,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS - 100.0%		$148,288,086

a	Non-income producing.

b	A portion of these securities were on loan at September 30, 2006. Total market value of loaned securities at September 30, 2006 was $2,224,343.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $142,311,861. At September 30, 2006, net unrealized appreciation for all securities was $34,175,373, consisting of aggregate gross unrealized appreciation of $36,861,144 and aggregate gross unrealized depreciation of $2,685,771. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Fund’s Board of Directors. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Repurchase Agreements:
The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)           The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Focus Trust, Inc.
By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Focus Trust, Inc.
Date: November 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce

Charles M. Royce
President, Royce Focus Trust, Inc.
Date: November 13, 2006

By:

/s/ John D. Diederich

John D. Diederich
Treasurer, Royce Focus Trust, Inc.
Date: November 13, 2006